(Vanguard Strategic Equity Fund Retail) (Vanguard Strategic Equity Fund, Vanguard Strategic Equity Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.03%